Subsequent Events - Acquisitions - Retail Propane Businesses (Details) - Retail Propane Business 2019 Acquisitions Acquisition Accounting In Process $ in Millions	2 Months Ended	3 Months Ended
	May 30, 2018 USD ($)	Jun. 30, 2018 facility
Business Acquisition
Number of businesses acquired | facility		3
Total consideration to acquire businesses | $	$ 19.3